Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Office buildings USD ($)	Dec. 31, 2014 Office buildings CNY	Dec. 31, 2013 Office buildings CNY	Dec. 31, 2014 Computer and equipment USD ($)	Dec. 31, 2014 Computer and equipment CNY	Dec. 31, 2013 Computer and equipment CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Office furniture and fixtures USD ($)	Dec. 31, 2014 Office furniture and fixtures CNY	Dec. 31, 2013 Office furniture and fixtures CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Software USD ($)	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property plant and equipment, gross				$ 10,940,552	67,881,751	67,881,751	$ 19,849,613	123,158,909	152,428,608	$ 2,026,150	12,571,448	16,062,417	$ 1,675,448	10,395,482	13,216,426	$ 1,787,725	11,092,117	10,735,360	$ 2,929,390	18,175,695	18,142,889
Less: accumulated depreciation and amortization	(33,350,929)	(206,929,172)	(228,028,051)
Property plant and equipment, net	$ 5,857,949	36,346,230	50,439,400